CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 71,330,000	$ 153,958,000
Short-term investments	1,295,945,000	682,152,000
Accounts receivable	126,750,000	155,537,000
Other receivables, prepayments and deposits	21,773,000	16,609,000
Amounts due from related parties	$ 10,415,000	$ 7,899,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties
Inventories	$ 41,129,000	$ 50,400,000
Total current assets	1,567,342,000	1,066,555,000
Property, plant and equipment	94,623,000	92,498,000
Right-of-use assets	3,027,000	4,497,000
Deferred tax assets	12,655,000	12,448,000
Investment in equity investees	10,865,000	77,765,000
Investment in equity security		5,000,000
Amounts due from related parties	41,381,000
Goodwill	$ 3,112,000	$ 2,990,000
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related parties	Related parties
Other non-current assets	$ 20,092,000	$ 12,443,000
Total assets	1,753,097,000	1,274,196,000
Current liabilities
Accounts payable	45,533,000	42,521,000
Other payables and accruals	208,892,000	256,124,000
Short-term bank borrowings	24,971,000	23,372,000
Deferred revenue	31,415,000	50,071,000
Income tax payable	2,083,000	1,549,000
Lease liabilities	2,881,000	2,925,000
Total current liabilities	315,775,000	376,562,000
Lease liabilities, non-current portion	1,852,000	4,089,000
Deferred tax liabilities	255,000	2,990,000
Long-term bank borrowings	68,189,000	59,434,000
Deferred revenue, non-current portion	20,132,000	48,432,000
Total liabilities	501,835,000	502,343,000
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 872,327,620 and 871,601,095 shares issued at December 31, 2025 and 2024 respectively	87,233,000	87,160,000
Additional paid-in capital	1,533,868,000	1,517,526,000
Accumulated losses	(378,643,000)	(833,172,000)
Accumulated other comprehensive loss	(4,532,000)	(11,585,000)
Total Company's shareholders' equity	1,237,926,000	759,929,000
Non-controlling interests	13,336,000	11,924,000
Total shareholders' equity	1,251,262,000	771,853,000
Total liabilities and shareholders' equity	1,753,097,000	1,274,196,000
Third parties
Current liabilities
Other non-current liabilities	89,307,000	4,219,000
Related parties
Current liabilities
Other payables and accruals	1,918,000	2,016,000
Other non-current liabilities	$ 6,325,000	$ 6,617,000